Related Party Transactions	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
Note 13. Related Party Transactions
Successor
The Company has no material related party transactions.
Predecessor
In the ordinary course of business in the Predecessor period, the Company entered into transactions with related parties, primarily with STG and one of STG’s other investments, Symphony Talent, LLC.
Total expenses recorded and paid to STG, primarily related to healthcare premiums, were $0.0 million for the period from January 1, 2020 through January 31, 2020 (Predecessor). In January 2020, the Company and STG entered into a Termination Agreement, in which all obligations and liabilities under the benefits arrangement were cancelled.
In January 2020, the Company and Symphony Talent, LLC entered into a Debt Forgiveness Agreement in which the Company forgave a loan receivable, including accrued interest and other transaction related receivables, that the Company had previously fully impaired in 2018.

14.	RELATED PARTY TRANSACTIONS
Predecessor
In the ordinary course of business in the Predecessor period, the Company entered into transactions with related parties, primarily with STG and one of STG’s other investments, Symphony Talent, LLC.
Total expenses recorded and paid to STG, primarily related to healthcare premiums, were $6.0 million and $0.0 million for the year ended December 31, 2019 (Predecessor) and for the period from January 1, 2020 through January 31, 2020 (Predecessor), respectively. In January 2020, the Company and STG entered into a Termination Agreement, in which all obligations and liabilities under the benefits arrangement were cancelled.
In January 2020, the Company and Symphony Talent, LLC entered into a Debt Forgiveness Agreement in which the Company forgave a loan receivable, including accrued interest and other transaction related receivables, the Company had previously fully impaired in 2018. Subsequent to the impairment and prior to the execution of the Debt Forgiveness Agreement, $0.4 million in interest was collected related to this note receivable and was recorded in interest income in the accompanying consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2019 (Predecessor).
Successor
The Company has no material related party transactions.